NATIXIS FUNDS

Supplement dated October 11, 2016 to the Prospectus dated February 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Value Fund

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Funds’ Strategies” in the prospectus, the references to the Natixis Funds’ website have been updated for easier access to each Fund’s full portfolio holdings and top 10 holdings with the sentences being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at ngam.natixis.com/holdings.

In addition, a list of the Loomis Sayles Funds’ top 10 holdings as of the month end is generally available within 7 business days after the month end on the Funds’ website at ngam.natixis.com/performance.

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Supplement dated October 11, 2016 to the Mirova Global Sustainable Equity Fund Prospectus, dated March 31, 2016, as may be revised or supplemented from time to time.

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Fund’s Strategies” in the prospectus, the reference to the Natixis Funds’ website has been updated for easier access to the Fund’s full portfolio holdings with the sentence being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund’s website at ngam.natixis.com/holdings.

Effective immediately, within the same subsection, a reference to the Natixis Funds’ website has been included to provide easier access to the Fund’s top 10 holdings with the sentence being added as follows:

In addition, a list of the Fund’s top 10 holdings as of the month end is generally available within 7 business days after the month end on the Fund’s website at ngam.natixis.com/performance.

NATIXIS FUNDS

Supplement dated October 11, 2016 to the Prospectus dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Small Cap Value Fund
Natixis Oakmark Fund	Vaughan Nelson Value Opportunity Fund
Natixis Oakmark International Fund

Effective immediately, within the subsection “Portfolio Holdings” under the section “More Information About the Funds’ Strategies” in the prospectus, the references to the Natixis Funds’ website have been updated for easier access to each Fund’s full portfolio holdings and top 10 holdings with the sentences being restated as follows:

In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 10 business days after quarter-end for Natixis Oakmark Fund, Natixis Oakmark International Fund and Natixis U.S. Equity Opportunities Fund), is available on the Funds’ website at ngam.natixis.com/holdings.

In addition, a list of Loomis Sayles Multi-Asset Income Fund’s, Vaughan Nelson Small Cap Value Fund’s and Vaughan Nelson Value Opportunity Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Fund’s website at ngam.natixis.com/performance.